Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employee Compensation and benefits costs	$ 2,743	$ 4,178
Research and development expenses	3,036	1,923
Consulting and professional services	1,351	1,215
Other liabilities	283	592
Accrued expenses and other liabilities	$ 7,413	$ 7,908